CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		5 Months Ended	8 Months Ended	11 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Loss from operations
Formation and operating costs					$ 3,774,125
Loss from operations	$ (462,905)	$ (120,229)	$ (121,229)	$ (584,134)	(3,774,125)
Other income/ (expense)
Change in fair value of warrants	(7,848,267)	(4,543,733)	(4,543,733)	(12,392,000)	(128,463,731)
Transaction costs allocated to warrant liability		(286,189)	(286,189)	(286,189)	(286,189)
Interest earned on marketable securities held in Trust Account	165,021	$ 57,130	$ 57,130	222,151	355,909
Loss before provision for income taxes					(132,168,136)
Provision for income taxes	$ (29,152)			$ (29,152)	(36,632)
Net loss					$ (132,204,768)
Weighted average shares outstanding, basic and diluted (in shares)					9,839,969
Basic and diluted net income (loss) per common share (in dollars per share)					$ (13.45)
Class A Common Stock
Other income/ (expense)
Weighted average shares outstanding, basic and diluted (in shares)	41,400,000	38,560,000	38,560,000	40,617,323	40,948,182
Basic and diluted net income (loss) per common share (in dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Class B Common Stock
Other income/ (expense)
Weighted average shares outstanding, basic and diluted (in shares)	10,350,000	10,350,000	10,350,000	10,350,000	9,839,969 [1]
Basic and diluted net income (loss) per common share (in dollars per share)	$ (0.80)	$ (0.48)	$ (0.48)	$ (1.27)	$ (13.45)

[1]	On May 20, 2020, the Company effected a stock dividend of 1,725,000 shares with respect to the Class B common stock, resulting in the Sponsor holding an aggregate of 10,350,000 Founder Shares (see Note 6).